Supplemental cash flow information (Disclosure of supplemental cash flow information) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Supplemental Cash Flow Information [Abstract]
Shares issued to reduce accounts payable	$ 64,000	$ 205,000	$ 139,082
Bonus warrants issued on convertible debt	484,525	0	0
Equity portion of convertible debt	37,219	0	0
Recognition of derivative liability	1,171,660	0	0
Capitalized joint venture liability	3,997,091	0	0
Shares issued to reduce promissory note	0	90,000	0
Shares and warrants issued for water rights	0	1,975,455	0
Shares issued on convertible debt and interest conversion	0	0	19,450
Promissory note converted into shares	0	0	131,250
Accrued investment property	552,583	158,665	669,260
Accrued power project development costs through accounts payable	12,854	112,620	73,317
Cash interest paid	0	0	0
Taxes paid	$ 0	$ 0	$ 0